Offerings - Offering: 1	Oct. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, without Par Value
Amount Registered | shares	175,000,000
Proposed Maximum Offering Price per Unit	150.95
Maximum Aggregate Offering Price	$ 26,416,250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,648,084.13
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall include an additional indeterminate number of securities that may be offered as a result of stock splits, stock dividends, or similar transactions relating to the shares covered by this Registration Statement.
(2)Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act. The price per share is estimated to be $150.95 based on the average of the high sales price ($151.76) and the low sales price ($150.13) for the Registrant’s Common Stock as reported on the New York Stock Exchange on October 27, 2025.